April 25, 2005

Via facsimile and by hand

Jeffrey B. Werbitt, Esq.
Attorney-Advisor
Office of Mergers and Acquisitions
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0406

Re:
TNS, Inc.
Schedule TO-I filed on April 5, 2005
File No. 005-33756

Dear Mr. Werbitt:

        On behalf of TNS, Inc. ("TNS"), I am responding to your comment letter dated April 18, 2005 addressed to Jeffrey E. Jordan, Esq. with respect to the above-referenced filing. Set forth below are the staff's comments, which have been numbered to correspond to the numbering of your comments contained in the comment letter, immediately followed by responses on behalf of TNS. References in the response to changes in the disclosure refer to Amendment No. 1 to the Schedule TO-I, which we are filing today. For your convenience, we enclose a copy of Amendment No. 1.

Offering to Purchase for Cash

Summary Term Sheet, page 5

What will the purchase price for the Shares be and what will be the form of payment?

1.
You disclose in this section and throughout your offer to purchase that the purchase price will be paid to stockholders promptly after the expiration of the Offer. However, you also disclose that if proration of tendered shares is required, you do not expect that TNS will be able to announce the final proration factor or commence payment for any shares purchased to the offer until approximately seven business days after the expiration date. Advise of the basis for your belief that payment commenced seven business days after the expiration of the expiration date is "prompt" payment pursuant to Rule 13e-4(f)(5)(i.e., why does the company need seven business days to make payment?). Also, clarify the circumstances under which there may be a "delay in making payment." Does this language solely refer to the possibility that proration of tender shares may be required? Are there other circumstances that may require TNS to delay payment?

Reply:

        TNS has reviewed Securities Exchange Act Release 34-16384 (November 29, 1979) discussing the meaning of the prompt payment requirement. Based upon this release, TNS understands that the operation of this standard will be affected by the practices of the financial community for the settlement of transactions.

        TNS understands that seven to ten business days is currently the industry standard for the settlement of a partial modified Dutch auction issuer tender offer that includes both an odd-lot priority and the ability of the stockholders to make conditional tenders. We believe that this period is appropriate and provides the necessary time following the expiration of the offer to calculate the odd-lot priorities, the conditional tenders and the resulting proration factor, if any. In this regard, TNS notes that there have been several recent partial modified Dutch auction issuer tender offers that include an odd-lot priority, including those conducted by HCA, Inc., CSS Industries, Inc. and Keynote Systems, Inc., among others, which specified at least a seven business day period to calculate the odd-lot priorities and the proration factor and settle on the shares. Also, TNS confirms (a) that the time period is intended only for the foregoing purposes, (b) that the full seven business days will only be used if necessary to make the required determinations and (c) that no other circumstances would delay payment for accepted tenders.

Forward-Looking Statements, page 11

2.
The offer states that TNS "undertake[s] no obligation to make any revisions to the forward-looking statements contained in this Offer to Purchase...." This disclosure appears to be inconsistent with your obligations under Rules 13e-4(c)(3) and 13e-4(e)(3) to amend the Schedule to reflect material change in the information previously disclosed. Please confirm your understanding.

Reply:

        TNS hereby acknowledges that the quoted language pertains only to forward-looking statements and expressly confirms its understanding of the obligations imposed on TNS under Rules 13e-4(c)(3) and 13e-4(e)(3) to amend the Schedule TO-I to reflect material changes in the information previously disclosed. TNS will comply with the obligations set forth in Rules 13e-4(c)(3) and 13e-4(e)(3).

Letter of Transmittal

3.
Unless required by state securities laws, please revise your letter of transmittal to remove all representations that may suggest to a stock holder that it is waiving its rights under the Federal securities laws. This includes representations that the investor has read the terms of this offer. If this is required by state law, please advise.

Reply:

        Pursuant to your telephone conversation with Mr. Jordan, TNS has amended the representation in paragraph (d), page 5 of the letter of transmittal to state that the investor "has received and agrees to all of the terms of the Offer."

Closing Comments

        On behalf of TNS (we understand that the reference in your letter to Ohio Casualty Corporation is an error), I hereby acknowledge that:

  •
  the company is responsible for the adequacy and accuracy of the disclosure in the filings;

  •
  staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filings; and

  •
  the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        If you have questions about any of the information provided in this letter or Amendment No. 1, please feel free to contact Michael Q. Keegan at 703-453-8429 (or by fax at 703-453-8397) or Jeffrey E. Jordan at 202-857-6473.

Sincerely,
/s/ JAMES T. MCLANGHLIN
James T. McLanghlin Senior Vice President, Assoicate General Counsel and Assistant Secretary
CC:
Jeffrey E. Jordan, Esq., Arent Fox PLLC
Barbara L. Becker, Esq., Gibson, Dunn & Crutcher LLP
James J. Maloney, Esq., Gibson, Dunn & Crutcher LLP